Form N-1A Supplement	Dec. 15, 2025
Focused Growth Portfolio | Focused Growth Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED DECEMBER 15, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2025

FOR CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2025, for Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Focused Growth Portfolio – The Board of Trustees of the Focused Growth Portfolio approved a proposal to reclassify the Fund from “diversified” to “non-diversified.” This proposal is subject to approval by the shareholders of the Focused Growth Portfolio at a joint special shareholder meeting expected to be held on March 5, 2026. Proxy materials describing the proposal and the rationale for the proposal will be sent to shareholders of the Focused Growth Portfolio on or about January 20, 2026. No assurance can be given that shareholder approval will occur.

If approved, the reclassification would take effect as soon as practicable following the joint special shareholder meeting, and the Prospectus and Statement of Additional Information (“SAI”) will be updated as of that effective date to reflect the non-diversified status and the risks related to operating as a non-diversified fund as described below for prospectus disclosures and as described in the SAI supplement dated December 15, 2025 for SAI disclosures.

Total Return Portfolio | Total Return Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED DECEMBER 15, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2025

FOR CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2025, for Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Large-Cap Growth Portfolio | Large-Cap Growth Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED DECEMBER 15, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2025

FOR CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2025, for Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Large-Cap Growth Portfolio – The Board of Trustees of the Large-Cap Growth Portfolio approved a proposal to reclassify the Fund from “diversified” to “non-diversified.” This proposal is subject to approval by the shareholders of the Large-Cap Growth Portfolio at a joint special shareholder meeting expected to be held on March 5, 2026. Proxy materials describing the proposal and the rationale for the proposal will be sent to shareholders of the Large-Cap Growth Portfolio on or about January 20, 2026. No assurance can be given that shareholder approval will occur.

If approved, the reclassification would take effect as soon as practicable following the joint special shareholder meeting, and the Prospectus and Statement of Additional Information (“SAI”) will be updated as of that effective date to reflect the non-diversified status and the risks related to operating as a non-diversified fund as described below for prospectus disclosures and as described in the SAI supplement dated December 15, 2025 for SAI disclosures.

International Growth Portfolio | International Growth Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED DECEMBER 15, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2025

FOR CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2025, for Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

ESG Diversified Portfolio | ESG Diversified Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED DECEMBER 15, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2025

FOR CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2025, for Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

ESG Diversified Growth Portfolio | ESG Diversified Growth Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED DECEMBER 15, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2025

FOR CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2025, for Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Portfolio Optimization Aggressive-Growth Portfolio | Portfolio Optimization Aggressive-Growth Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED DECEMBER 15, 2025

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2025

FOR CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2025, for Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.